Provisions for liabilities and charges - Sensitivity (Details) - Payment protection insurance complaint in Thousands	6 Months Ended
Jun. 30, 2018 GBP (£) complaint
Customer Initiated Complaints
Disclosure of financial liabilities
Number of customer initiated complaints | complaint	2,578
Customer Initiated Complaints | Estimated change in provision
Disclosure of financial liabilities
Number of customer initiated complaints | complaint	371
Customer Initiated Complaints | Estimated change in provision | Minimum
Disclosure of financial liabilities
Change in assumption (as a percent)	(5.00%)
Change in provisions	£ (26,000,000)
Customer Initiated Complaints | Estimated change in provision | Maximum
Disclosure of financial liabilities
Change in assumption (as a percent)	5.00%
Change in provisions	£ 26,000,000
Uphold rate
Disclosure of financial liabilities
Actual to date (as a percent)	90.00%
Uphold rate | Estimated change in provision
Disclosure of financial liabilities
Actual to date (as a percent)	89.00%
Uphold rate | Estimated change in provision | Minimum
Disclosure of financial liabilities
Change in assumption (as a percent)	(1.00%)
Change in provisions	£ (6,000,000)
Uphold rate | Estimated change in provision | Maximum
Disclosure of financial liabilities
Change in assumption (as a percent)	1.00%
Change in provisions	£ 6,000,000
Average redress
Disclosure of financial liabilities
Average redress	1,673
Average redress | Estimated change in provision
Disclosure of financial liabilities
Average redress	£ 1,559
Average redress | Estimated change in provision | Minimum
Disclosure of financial liabilities
Change in assumption (as a percent)	(5.00%)
Change in provisions	£ (26,000,000)
Average redress | Estimated change in provision | Maximum
Disclosure of financial liabilities
Change in assumption (as a percent)	5.00%
Change in provisions	£ 26,000,000
Processing costs per claim
Disclosure of financial liabilities
Processing costs per claim	156
Processing costs per claim | Estimated change in provision
Disclosure of financial liabilities
Processing costs per claim	113
Processing costs per claim | Estimated change in provision | Minimum
Disclosure of financial liabilities
Change in assumption	20,000
Change in provisions	(2,000,000)
Processing costs per claim | Estimated change in provision | Maximum
Disclosure of financial liabilities
Change in assumption	20,000
Change in provisions	£ 2,000,000